Note 46 (Tables)	6 Months Ended
Jun. 30, 2021
Related party transactions [abstract]
Balances Arising From Transactions With Entities Of The Group Explanatory [Table Text Block]
The balances of the main captions in the accompanying condensed consolidated balance sheets arising from the transactions carried out by the BBVA Group with associates and joint venture entities accounted for using the equity method are as follows:

Balances arising from transactions with entities of the Group (Millions of Euros)
	June 2021	December 2020
Assets
Loans and advances to credit institutions	6	148
Loans and advances to customers	1,715	1,743
Debt securities	6	—
Liabilities
Customer deposits	481	791
Memorandum accounts
Financial guarantees given	140	132
Other contingent commitments given	1,153	1,400
Loan commitments given	12	11

Balance of income statement arising from transactions with entities of the group [Table Text Block]
The balances of the main aggregates in the accompanying condensed consolidated income statements resulting from transactions with associates and joint venture entities are as follows:

Balances of consolidated income statement arising from transactions with entities of the Group (Millions of Euros)
	June 2021	June 2020
Income statement
Interest and other income	9	9
Fee and commission income	4	3
Fee and commission expense	12	19